Investments Accounted for Using the Equity Method - Summary of Investments in Associates and Joint Ventures (Details) - EUR (€) € in Millions	2 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Investments in joint ventures	€ 710	€ 710	€ 250
EUROAPI
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	30.10%	30.10%
Investments in associates	€ 413	€ 413	0
Proportion of ownership interest in joint venture	30.10%
MSP Vaccine Company | MCM Vaccine BV
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture		100.00%
Infraserv GmbH & Co. Höchst KG
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture		31.20%
Investments in joint ventures	€ 87	€ 87	80
MSP Vaccine Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture		50.00%
Investments in joint ventures	115	€ 115	88
Other investments
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture		0.00%
Investments in joint ventures	€ 95	€ 95	€ 82